Employee Benefit Plans (Change In Benefit Obligation And Funding Status And The Fair Value Of Plan Assets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	$ 69
Current service cost	11	$ 11
Net defined benefit liability (asset), ending balance	68	69
Accrued Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	505	446
Current service cost	11	11
Interest cost (income)	15	17
Transfer from DC plan	1	1
Payment of benefits to employees	(21)	(18)
Effect of changes in demographic assumptions	16	(4)
Effect of change in financial assumptions	14	56
Effect of experience adjustments	(28)	(4)
Net defined benefit liability (asset), ending balance	513	505
Fair Value Of Plan Assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	436	436
Employer contributions	12	5
Interest cost (income)	13	(16)
Transfer from DC plan	1	1
Payment of benefits to employees	(21)	(19)
Return on plan assets, excluding interest income	4	(3)
Net defined benefit liability (asset), ending balance	445	436
SERP [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	61
Current service cost	2	5
Net defined benefit liability (asset), ending balance	62	61
SERP [Member] | Accrued Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	478	429
Current service cost	2	5
Interest cost (income)	14	16
Transfer from DC plan	0	0
Payment of benefits to employees	(19)	(17)
Effect of changes in demographic assumptions	16	(4)
Effect of change in financial assumptions	13	53
Effect of experience adjustments	(27)	(4)
Net defined benefit liability (asset), ending balance	477	478
SERP [Member] | Fair Value Of Plan Assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	417	421
Employer contributions	0	0
Interest cost (income)	12	15
Transfer from DC plan	0	0
Payment of benefits to employees	(19)	(17)
Return on plan assets, excluding interest income	5	(2)
Net defined benefit liability (asset), ending balance	415	417
ERP [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	8
Current service cost	9	6
Net defined benefit liability (asset), ending balance	6	8
ERP [Member] | Accrued Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	27	17
Current service cost	9	6
Interest cost (income)	1	1
Transfer from DC plan	1	1
Payment of benefits to employees	(2)	(1)
Effect of changes in demographic assumptions	0	0
Effect of change in financial assumptions	1	3
Effect of experience adjustments	(1)	0
Net defined benefit liability (asset), ending balance	36	27
ERP [Member] | Fair Value Of Plan Assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	19	15
Employer contributions	12	5
Interest cost (income)	1	1
Transfer from DC plan	1	1
Payment of benefits to employees	(2)	(2)
Return on plan assets, excluding interest income	(1)	(1)
Net defined benefit liability (asset), ending balance	$ 30	$ 19